OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
OTHER PAYABLES AND ACCRUED EXPENSES
Schedule of Other Payables and Accrued Expenses

	December 31,
	2019	2018
Other taxes payable	$3,614,082	$3,548,227
Accrued payroll & welfare	13,623	13,805
Accrued expense & liability	191,918	365,304
Interest payable	—	4,148
Others	55,906	49,081
	$3,875,529	$3,980,565